Summary of Significant Accounting Policies (Details Narrative)									1 Months Ended	12 Months Ended
	Dec. 23, 2015 USD ($) $ / shares shares	Sep. 29, 2015 USD ($) $ / shares shares	Jul. 24, 2015 USD ($) shares	May. 18, 2015 USD ($) $ / shares shares	May. 18, 2015 $ / shares shares	Aug. 29, 2014 USD ($)	Mar. 21, 2014 shares	Nov. 12, 2013 USD ($)	Sep. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) Customers $ / shares shares	Dec. 31, 2014 USD ($) Customers $ / shares shares	Nov. 10, 2014 $ / shares	Jan. 07, 2014 $ / shares
Warrants exercised to purchase of common stock | shares							7,140,823				36,570
Exercise price per share | $ / shares										$ 0.57	$ 0.33	$ 0.60	$ 0.30
Proceeds from warrant exercises										$ 2,451,000	$ 15,000
Common stock, shares issued | shares										48,580,355	30,391,513
Allowance for doubtful accounts receivable										$ 15,000	$ 1,000
Sales returns and allowances										0	0
Allowance for doubtful accounts receivable, write-offs										0	0
Deferred revenue										417,000	487,000
Licenses revenue										154,000	834,000
Shipping, handling and transportation costs										12,000	4,000
Other nonoperating income expense										$ 37,000	$ 58,000
Sales Revenue Goods Net [Member]
Concentration risk, percentage										64.00%	78.00%
Number of major customers | Customers										4	3
Accounts Receivable [Member]
Concentration risk, percentage										71.00%	83.00%
Number of major customers | Customers										3	3
Private Placement [Member]
Proceeds from warrants				$ 1,230,000
Warrants exercised to purchase of common stock | shares				1,834,299	1,834,299
Exercise price per share | $ / shares				$ 0.85	$ 0.85
Shares issued, price per share | $ / shares				$ 0.67	$ 0.67
Number of warrants issued during the period | shares				917,149	917,149
Warrant [Member]
Proceeds from warrants	$ 688,000
Warrants exercised to purchase of common stock | shares	3,442,521
Exercise price per share | $ / shares	$ 0.20	$ 0.15
Proceeds from warrant exercises	$ 688,000
Common stock, shares issued | shares	3,442,521
Share price | $ / shares		$ 0.15
Stock issued during period, shares, other | shares										11,742,100
Lambda Investors LLC [Member]
Common stock, shares issued | shares	2,782,577
Share price | $ / shares	$ 0.40
Amortization of debt issuance costs						$ 178,000
Lambda Investors LLC [Member] | Senior Secured Debt [Member]
Amortization of debt issuance costs								$ 142,000
Lambda Investors LLC [Member] | Warrant [Member]
Proceeds from warrant exercises		$ 1,760,000
Stock issued during period, shares, other | shares		11,742,100
Lincoln Park Capital Fund LLC [Member]
Proceeds from warrants									$ 135,000
Warrants exercised to purchase of common stock | shares									300,000
Proceeds from warrant exercises			$ 10,000,000
Share price | $ / shares									$ 0.45
Stock issued during period, shares, other | shares			250,000
Bellco [Member]
Licenses revenue										$ 2,659,000
Royalty income										84,000
License Agreement with Bellco [Member]
Licenses revenue										$ 70,000